Long-term debt and interest and other costs (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Components of Long-Term Debt
Long-term debt consists of the following:

Year ended December 31 (€, in millions)	2021	2022
€500 million 0.625% senior notes issued July 2016 and principal due July 7th 2022 interest annually payable on July 7th, carrying amount	500.5	—
€750 million 3.375% senior notes issued September 2013 and principal due September 19th 2023 interest annually payable on September 19th, carrying amount	780.6	744.6
€1,000 million 1.375% senior notes issued July 2016 and principal due July 7th 2026 interest annually payable on July 7th, carrying amount	1,003.2	893.9
€750 million 1.625% senior notes issued November 2016 and principal due May 28th 2027 interest annually payable on May 28th, carrying amount	769.3	666.8
€750 million 0.250% senior notes issued February 2020 and principal due February 25th 2030 interest annually payable on February 25th, carrying amount	741.7	742.7
€750 million 0.625% senior notes issued May 2020 and principal due May 7th 2029 interest annually payable on May 7th, carrying amount	747.1	747.5
€500 million 2.250% senior notes issued May 2022 and principal due May 17th 2032 interest annually payable on May 17th, carrying amount	—	440.3
Debt acquired from Berliner Glas (ASML Berlin GmbH)	36.4	22.3
Other	5.3	2.3
Long-term debt	4,584.1	4,260.4
Less: current portion of long-term debt	509.1	746.2
Non-current portion of long-term debt	4,075.0	3,514.2

Principal Repayments and Other Borrowing Arrangements
Our obligations to make principal repayments under our senior notes and other borrowing arrangements excluding interest expense as of December 31, 2022:

€, in millions	Amount
2023	753.8
2024	2.0
2025	2.0
2026	1,002.0
2027	752.0
Thereafter	2,012.9
Total debt maturities	4,524.7

Summary of Carrying Amount of Outstanding Eurobonds and Fair Value of Interest Rate Swaps
The following table summarizes the carrying amount of our outstanding Eurobonds, including the fair value of interest rate swaps used to hedge the change in the fair value of the Eurobonds:

Year ended December 31 (€, in millions)	2021	2022
Amortized cost amount	4,478.5	4,479.0
Fair value interest rate swaps[1]	63.9	(243.2)
Carrying amount	4,542.4	4,235.8
1.The fair value of the interest rate swaps excludes accrued interest.
Estimated Fair Value of Eurobonds
The following table summarizes the estimated fair value of our Eurobonds:

Year ended December 31 (€, in millions)	2021	2022
Principal amount	4,500.0	4,500.0
Carrying amount	4,542.4	4,235.8
Fair value[1]	4,673.9	4,072.8
1.Source: Bloomberg Finance LP.